Commitments And Contingencies - Summary of Future Minimum Annual Payments Under Noncancelable Leases (Detail) $ in Thousands	Sep. 30, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 1,635
2022	1,522
2023	1,118
2024	735
2025	598
Thereafter	2,191
Total Payments	7,799
Less amount representing interest	(3,843)
Present value of minimum capital lease payments	3,956
Finance Lease, Liability, to be Paid, Year One	776
Finance Lease, Liability, to be Paid, Year Two	787
Finance Lease, Liability, to be Paid, Year Three	806
Finance Lease, Liability, to be Paid, Year Four	826
Finance Lease, Liability, to be Paid, Year Five	846
Thereafter	3,823
Total Payments	7,864
2021	2,646
2022	2,555
2023	2,355
2024	1,974
2025	1,569
Thereafter	3,397
Total Payments	$ 14,496